Taxes	6 Months Ended
Sep. 30, 2025
Taxes [Abstract]
TAXES

NOTE 12 – TAXES

(a)	Corporate Income Taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Japan

The Company and its subsidiary in Japan are mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 25.6% and 21.1% for the six months ended September 30, 2025 and 2024, respectively.

Hong Kong

TLS is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

PRC

The Company’s subsidiary in the PRC is subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax Law of PRC, domestic enterprises and Foreign Investment Enterprises are subject to a unified 25% enterprise income tax rate. The subsidiary in the PRC is recognized as small low-profit enterprises. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the taxable income not more than RMB3 million is subject to a reduced effective rate of 5%.

Malaysia

Reiwatakiya is incorporated in Malaysia, and is governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.

The United States

The Company’s subsidiaries in the United States are subject to the United States federal corporate income tax rate of 21%. The Company is also subject to state jurisdictions that have corporate tax rates ranging from 0% to 8.45%.

Canada

The Company’s subsidiary in Canada is subject to the Canadian federal corporate income tax rate of 15% and provincial or territorial rates of 11.5%, which, in the aggregate, represent a statutory income tax rate of 26.5%.

Australia

The Company’s subsidiary in Australia is subject to an Australian statutory federal income tax rate at 25.0%.

The income (loss) before tax were as follows:

	For the Six Months Ended September 30,
	2025	2024
Japan	$(3,929,853)	$(709,417)
Hong Kong	4,496,249	1,005,767
PRC	(22,875)	212,802
Malaysia	39,448	(6,227)
The United States	218,976	355,435
Canada	(53,379)	(74,701)
Australia	(82,882)	-
Vietnam	-	-
Income before tax	$665,684	$783,659

The components of the income tax provision (benefit) were as follows:

	For the Six Months Ended September 30,
	2025	2024
Current tax provision
Japan	$936,817	$132,134
Hong Kong	1,008,045	142,348
PRC	583	10,681
Malaysia	-	-
The United States	5,571	40,417
Canada	-	27,420
Australia	-	-
Vietnam	-	-
	1,951,016	353,000
Deferred tax benefit
Japan	$(384,559)	$(875,542)
Hong Kong	(54,648)	(30,006)
PRC	-	-
Malaysia	(23)	(22)
The United States	20,652	-
Canada	33,901	-
Australia	-	-
Vietnam	-	-
	(384,677)	(905,570)
Income tax provision (benefit)	$1,566,339	$(552,570)

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the six months ended September 30, 2025 and 2024, respectively:

	For the Six Months Ended September 30,
	2025	2024
Japanese statutory income tax rate	25.6%	21.1%
Non-deductible expenses	77.1%	10.6%
Non-taxable income	(0.1)%	-
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	(41.3)%	0.6%
Effect of change in Japanese statutory income tax rate	-	(87.3)%
Change in valuation allowance	30.5%	(4.8)%
Effects of consumption tax examination (1)	116.3%	(10.7)%
Prior year income tax true-up	27.2%	-
Effective tax rate	235.3%	(70.5)%

(1)	This pertains to the tax effect resulted from the additional consumption tax of approximately $0.8 million charged during the six months ended September 30, 2025, as well as inhabitant tax refund of approximately $0.08 million during the six months ended September 30, 2024, based on tax assessments due to the consumption tax examination (See note (b) - tax payable).

The Company’s deferred tax liabilities, net comprised of the following:

	September 30, 2025	March 31, 2025
Deferred tax assets:
Allowance for credit losses	$369,844	$347,123
Accrued member rewards	12,506	12,394
Accrued employee bonus	2,574	5,260
Accrued asset retirement obligation	97,661	81,761
Accrued employee retirement pension	73,911	63,040
Change in fair value of warrant liabilities	128,339	531,816
Net operating loss carry-forwards	1,056,888	93,663
Total deferred tax assets	1,741,723	1,135,057
Valuation allowance	(225,493)	(15,354)
Total deferred tax assets, net	1,516,230	1,119,703
Deferred tax liabilities:
Compensation receivable for consumption tax	(2,420,443)	(2,383,575)
Total deferred tax liabilities	(2,420,443)	(2,383,575)
Deferred tax liabilities, net	$(904,213)	$(1,263,872)

The Company’s movement of the valuation allowance were as follows:

	September 30, 2025	March 31, 2025
Beginning balance	$15,354	$79,062
Addition (reduction)	210,086	(63,083)
Foreign currency translation adjustments	53	(625)
Ending balance	$225,493	$15,354

As of September 30, 2025 and March 31, 2025, the Company had a net operating loss carried forward of $3,150,439 and $nil from the entity in Japan, respectively. The carry forward loss will expire by the fiscal year ended March 31, 2036, if not utilized.

As of September 30, 2025 and March 31, 2025, the Company had a net operating loss carried forward of $25,039 and $nil from the entities in the PRC, respectively. The carry forward loss will expire by the fiscal year ended December 31, 2031, if not utilized.

As of September 30, 2025 and March 31, 2025, the Company had a net operating loss carried forward of $692,299 and $216,831 from the entities in the United States, respectively, which can be offset against future taxable profit indefinitely.

As of September 30, 2025 and March 31, 2025, the Company had a net operating loss carried forward of $312,429 and $181,618 from the entity in Canada, respectively, which can be offset against future taxable profit indefinitely.

As of September 30, 2025 and March 31, 2025, the Company had a net operating loss carried forward of $83,786 and $nil from the entity in Australia, respectively, which can be offset against future taxable profit indefinitely.

(b)	Consumption tax

In Japan, consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the unaudited condensed consolidated statements of operations and comprehensive income (loss). The Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Company is exempted from paying consumption tax. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for consumption tax refund from the tax authorities for excess input consumption tax, which is recorded as consumption tax receivable due from tax examination in prepaid expenses and other current assets on the balance sheets (See note 6).

Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents as well as to pay the additional tax for understatement and delinquent tax computed by the Company’s tax consultant. The Company made payments of the consumption tax payable by a monthly installment of and the amount payable was also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. As disclosed in Note 6 (3), the Company filed a request for review with the National Tax Tribunal on February 22, 2024, challenging the legality of the reassessment decision and the imposition of additional tax penalties issued by the Tokyo Regional Taxation Bureau. On February 13, 2025, the Company received a ruling from the National Tax Tribunal, dated February 12, 2025, which upheld the Company’s request and annulled the disposition. The Company adjusted its additional consumption tax amount and resulted in a consumption tax receivable of $2,011,005 and $1,356,687 as of September 30, 2025 and March 31, 2025, respectively.

(c)	Taxes payable

Taxes payable consisted of the following:

	September 30, 2025	March 31, 2025
Income tax payable	$1,402,044	$255,932
Consumption tax payable and others	60,692	93,739
Total taxes payable	$1,462,736	$349,671